SHP ETF Trust
FIS Biblically Responsible Risk Managed ETF
Schedule of Investments
February 28, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 95.2%
Automobiles — 0.9%
Toyota Motor Corp. - SP-ADR	636	$116,356

Banks — 9.2%
Bank of America Corp.	6,519	288,140
First Republic Bank	1,325	229,569
HDFC Bank Ltd. - ADR	1,908	118,620
KeyCorp	11,236	281,687
Truist Financial Corp.	4,558	283,599
		1,201,615
Beverages — 1.8%
PepsiCo, Inc.	1,431	234,312

Building Products — 1.5%
Trex Co., Inc. *	2,173	199,568

Capital Markets — 4.4%
Brookfield Asset Management Inc., Class A	2,385	130,316
FactSet Research Systems Inc.	530	215,228
Moody’s Corp.	689	221,879
		567,423
Chemicals — 3.0%
Ecolab Inc.	1,484	261,570
Valvoline, Inc.	4,028	130,225
		391,795
Commercial Services & Supplies — 2.4%
GFL Environmental Inc.	6,307	184,480
Republic Services, Inc.	1,113	133,872
		318,352
Containers & Packaging — 1.7%
Graphic Packaging Holding Co.	10,600	218,148

Diversified Telecommunication Services — 4.6%
Cogent Communications Holdings, Inc.	3,445	218,413
Orange SA - SP-ADR	11,077	133,810
Verizon Communications Inc.	4,664	250,317
		602,540
Energy Equipment & Services — 1.3%
SBM Offshore NV	10,759	163,746

Food & Staples Retailing — 1.5%
Casey’s General Stores, Inc.	1,060	199,365

Food Products — 1.0%
Nestle SA - SP-ADR	1,007	130,940

Health Care Equipment & Supplies — 6.6%
Edwards Lifesciences Corp. *	1,749	196,535
Koninklijke Philips NV	4,240	144,457
Medtronic plc	2,438	255,966
Zimmer Biomet Holdings, Inc.	2,067	262,902
		859,860
Health Care Providers & Services — 4.9%
Chemed Corp.	477	228,144
Fresenius Medical Care AG & Co. KGaA - ADR	6,307	203,779
Humana Inc.	477	207,171
		639,094
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings Inc. *	106	230,258
Yum China Holdings, Inc.	3,498	181,966
		412,224
Household Durables — 0.9%
Toll Brothers, Inc.	2,279	123,659

Household Products — 1.0%
Colgate-Palmolive Co.	1,749	134,586

Industrial Conglomerates — 2.2%
Honeywell International Inc.	1,484	281,589

Insurance — 2.8%
AIA Group Ltd.	21,138	219,801
Progressive Corp. (The)	1,325	140,357
		360,158
IT Services — 6.6%
Capgemini SE	954	201,770
Fidelity National Information Services, Inc.	2,173	206,935
GoDaddy, Inc., Class A *	2,385	198,933
Mastercard Inc., Class A	689	248,605
		856,243
Leisure Products — 1.0%
Polaris Inc.	1,113	135,241

Life Sciences Tools & Services — 1.2%
Charles River Laboratories International, Inc.*	530	154,315

Machinery — 2.0%
Nordson Corp.	848	192,064
Xylem, Inc.	795	70,715
		262,779
Personal Products — 1.1%
Unilever plc - SP-ADR	2,862	143,873

Pharmaceuticals — 1.6%
Pacira BioSciences, Inc. *	3,127	208,540

Professional Services — 4.8%
Experian plc	5,194	204,401
FTI Consulting, Inc. *	636	92,856
ManpowerGroup Inc.	1,855	197,149
RELX plc - SP-ADR	4,293	131,065
		625,471
Road & Rail — 1.9%
Canadian Pacific Railway Ltd.	1,855	130,369
Old Dominion Freight Line, Inc.	371	116,505
		246,874
Semiconductors & Semiconductor Equipment — 3.0%
NVIDIA Corp.	1,166	284,329
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	1,060	113,431
		397,760
Software — 7.6%
Check Point Software Technologies Ltd. *	1,007	145,894
Manhattan Associates, Inc. *	1,537	205,466
Nice Ltd. - SP-ADR *	530	119,912
Palo Alto Networks, Inc. *	583	346,448
SAP SE - SP-ADR	1,484	167,069
		984,789
Specialty Retail — 3.4%
Lowe’s Companies, Inc.	1,060	234,324
TJX Companies Inc. (The)	3,074	203,191
		437,515
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	2,067	341,303

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	1,484	202,640

Trading Companies & Distributors — 1.0%
Fastenal Co.	2,544	130,914

Wireless Telecommunication Services — 0.9%
Tele2 AB, Class B	8,745	116,514

TOTAL COMMON STOCKS
(Cost $12,588,673)		12,400,101

MONEY MARKET FUND — 4.7%
First American Treasury Obligations Fund, Class X, 0.013% (a)	611,937	611,937
TOTAL MONEY MARKET FUND
(Cost $611,937)		611,937
TOTAL INVESTMENTS — 99.9%
(Cost $13,200,610)		13,012,038
OTHER ASSETS LESS LIABILITIES — 0.1%		8,659
NET ASSETS — 100.0%		$13,020,697

* Non-income producing security.
(a) 7-day net yield.
ADR - American Depositary Receipt
SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Biblically Responsible Risk Managed ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	74.7%
United Kingdom	3.7%
Canada	3.4%
Germany	2.8%
France	2.6%
Netherlands	2.4%
Ireland	2.0%
Israel	2.0%
Hong Kong	1.7%
Switzerland	1.0%
India	0.9%
Japan	0.9%
Sweden	0.9%
Taiwan, Province of China	0.9%
Other(1)	0.1%
100.0%

(1)   Includes cash and net other assets (liabilities).

SHP ETF Trust
FIS Biblically Responsible Risk Managed ETF
Notes to Quarterly Schedule of Investments
February 28, 2022 (Unaudited)

Investment Valuation
The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of February 28, 2022 for the Fund based upon the three levels defined above:

FIS Biblically Responsible Risk Managed ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$12,400,101	$-	$-	$12,400,101
Money Market Fund	$611,937	$-	$-	$611,937
Total Investments	$13,012,038	$-	$-	$13,012,038

* See Schedule of Investments for segregation by industry type.